IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2017
IMPAIRMENT
Schedule of impairment expense

($ thousands)	2017	2016	2015
Oil and natural gas properties:
Canada cost centre	$—	$89,359	$286,700
U.S. cost centre	—	211,812	1,065,728
Total impairment expense	$—	$301,171	$1,352,428

Schedule of 12-month average trailing benchmark prices and exchange rates used in the ceiling tests

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus’ ceiling test as at December 31, 2017, 2016 and 2015:

					AECO Natural
	WTI Crude Oil	Exchange Rate	Edm Light Crude	U.S. Henry Hub Gas	Gas Spot
Period	US$/bbl	US$/CDN	CDN$/bbl	US$/Mcf	CDN$/Mcf
2017	$51.34	1.30	$63.57	$2.98	$2.32
2016	42.75	1.32	$52.26	$2.49	$2.17
2015	50.28	1.27	59.38	2.58	2.69